Income Taxes Expense	12 Months Ended
Aug. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes Expense
17.	INCOME TAX EXPENSE

Income tax expense consist of the following:

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Current income tax expense:
PRC	13,120	39,995	60,278
Canada	—	—	170
Hong Kong	—	—	243
Deferred income tax expense:
PRC	4,769	975	6,599
Canada	—	—	92

Total income tax expense:	17,889	40,970	67,382

Cayman Islands

The Company and Impetus are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and Impetus are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

United States

Can-achieve Global Education, Inc. (Los Angeles) is located in Los Angeles, United States and is subject to an income tax rate of 21% for taxable income earned in the United States. No provision for United States profits tax has been made in the combined and consolidated financial statements as it has no assessable income from the acquisition date of Can-achieve Group, March 1, 2018, to August 31, 2018.

Canada

Can-Achieve Academy Limited operating in Toronto, Canada and Can-Achieve International Education Limited (Vancouver) operating in Vancouver are subject to income tax rate of 26.5% and 26% respectively according to the province tax rates.

Hong Kong

The provision for current income taxes of the Company’s subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the years ended August 31, 2016, 2017 and 2018.

PRC

The subsidiaries and VIEs incorporated in the PRC were generally subject to a corporate income tax rate of 25%.

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), consolidated the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions. Changsha Country Garden Venice Bilingual School and Changsha Country Garden Venice Kindergarten were entitled to a five year tax exemptions from year January 1, 2013 to December 31, 2017 as they were determined as non-profit organization according to the Financial Bureau and National Taxation Bureau of Changsha. Zhuhai Bright Scholar is a company registered in Hengqin New Area whose main business, providing outsourcing consulting services, falls within the preferential enterprise income tax (“EIT”) catalog of Hengqin New Area in Zhuhai and whose revenue derived from its main business accounts for more than 70% of its total revenue. Zhuhai Bright Scholar was classified as a domestically-owned enterprise in Hengqin New Area, Zhuhai in an encouraged industry sector, and was approved by the PRC tax authorities to enjoy a preferential EIT rate of 15% from January 24, 2017 (date of incorporation). If Zhuhai Bright Scholar continues to meet the relevant requirements, it may be eligible for the preferential EIT rate for the following years until December 31, 2020. Zhengzhou Dahua Education Consulting Co., Ltd was qualified as a “small-scaled minimal profit enterprise” under the EIT Law and was entitled to preferential 50% taxable income with preferential income tax rate of 20% in the period from the acquisition date of Can-achieve Group, March 1, 2018, to August 31, 2018.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As of August 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	37,620	36,293
Less: valuation allowance	12,283	18,164

Total deferred tax assets	25,337	18,129

Deferred tax liabilities:
Intangible assets	5,294	17,067

Total deferred tax liabilities	5,294	17,067

Movement in valuation allowance is as follows:

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Beginning balance	17,479	11,250	12,283
Additions from acquisition	—	—	370
Additions	7,510	4,836	8,963
Reversal	(13,666)	(3,257)	(3,395)
Expired	(73)	(546)	(57)

Ending balance	11,250	12,283	18,164

As of August 31, 2016, 2017 and 2018 tax loss carry-forward amounted to RMB 152,768, RMB 150,480 and RMB 143,424, respectively, and would expire by the end of calendar year 2021, 2022 and 2023. The Group operates its business through its subsidiaries, its VIEs, and other affiliated companies under common control with BGY Education Investment. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and other affiliated companies under common control with BGY Education Investment may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB 11,250, RMB 12,283 and RMB 18,164 had been established as of August 31, 2016, 2017 and 2018, respectively, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that considered to be indefinitely reinvested and thus would not be subject to income tax.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in combine and consolidated financial statements for the years ended August 31, 2016, 2017, and 2018. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2018, the Group is subject to examination of the PRC tax authorities.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in calendar year 2016, 2017 and 2018 to income before income taxes and the actual provision for income tax were as follows:

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Net income before provision for income tax	20,805	232,779	316,325
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	5,201	58,195	79,081
Effect of expenses that are not deductible in determining taxable profit	23,927	265	8,238
Unrecognized tax losses	7,510	4,836	8,963
Utilization of tax losses previously not recognized	(13,666)	(3,257)	(3,395)
Expiration of tax losses previously recognized	—	898	—
Effect of income tax exemptions	(4,831)	(19,967)	(25,497)
Others	(252)	—	(8)

Income tax expense recognized in profit or loss	17,889	40,970	67,382

If the tax holidays granted to certain schools and entities of the Group were not available, the Group’s income tax expense would have increased by RMB 4,831, RMB 19,967 and RMB 25,497 for the years ended August 31, 2016, 2017 and 2018, respectively. The basic net (loss)/earnings per share attributable to the Company would (increase)/decrease by RMB 0.05, RMB 0.19 and RMB 0.21 for the years ended August 31, 2016, 2017 and 2018, respectively.